YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 11.4% (a)	Notional Amount	Contracts	Value
Call Options - 11.4%
Strategy, Inc. (b)(c)(d)
Expiration: 02/06/2026; Exercise Price: $157.50	$792,130,581	52,911	$19,312,515
Expiration: 02/06/2026; Exercise Price: $160.00	349,198,575	23,325	7,067,475
Expiration: 02/20/2026; Exercise Price: $165.00	299,045,725	19,975	9,787,750
Expiration: 03/20/2026; Exercise Price: $140.00	487,156,340	32,540	68,984,800
Expiration: 03/20/2026; Exercise Price: $160.00	494,043,000	33,000	39,187,500
TOTAL PURCHASED OPTIONS (Cost $184,875,735)			144,340,040

COMMON STOCKS - 0.0% (e)		Shares
Software - 0.0% (e)
Strategy, Inc. - Class A (a)(d)		500	74,855
TOTAL COMMON STOCKS (Cost $82,785)			74,855

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 63.6%		Principal
4.12%, 02/19/2026 (f)(g)		$121,296,000	121,090,140
3.76%, 04/09/2026 (f)(g)		171,644,000	170,516,577
3.60%, 05/12/2026 (f)		33,049,000	32,724,541
3.62%, 06/11/2026 (f)(g)		141,688,000	139,898,304
4.08%, 07/09/2026 (f)(g)		168,781,000	166,183,891
3.84%, 08/06/2026 (f)(g)		177,701,000	174,500,283
TOTAL U.S. TREASURY BILLS (Cost $804,286,545)			804,913,736

MONEY MARKET FUNDS - 0.6%		Shares
First American Government Obligations Fund - Class X, 3.61% (h)		8,186,599	8,186,599
TOTAL MONEY MARKET FUNDS (Cost $8,186,599)			8,186,599

TOTAL INVESTMENTS - 75.6% (Cost $997,431,664)			957,515,230
Other Assets in Excess of Liabilities - 24.4%			308,400,700
TOTAL NET ASSETS - 100.0%			$1,265,915,930

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized yield as of January 31, 2026.
(g)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $442,987,306.
(h)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (15.9)%	Notional Amount	Contracts	Value
Call Options - (3.8)%
Strategy, Inc. (a)(b)
Expiration: 02/06/2026; Exercise Price: $149.00	$(224,565,000)	(15,000)	$(10,537,500)
Expiration: 02/06/2026; Exercise Price: $150.00	(567,565,581)	(37,911)	(24,736,928)
Expiration: 02/06/2026; Exercise Price: $152.50	(356,684,075)	(23,825)	(12,865,500)
Total Call Options			(48,139,928)

Put Options - (12.1)%
Strategy, Inc. (a)(b)
Expiration: 02/20/2026; Exercise Price: $165.01	(299,045,725)	(19,975)	(39,709,649)
Expiration: 03/20/2026; Exercise Price: $140.01	(487,156,340)	(32,540)	(43,440,900)
Expiration: 03/20/2026; Exercise Price: $160.01	(494,043,000)	(33,000)	(70,350,591)
Total Put Options			(153,501,140)
TOTAL WRITTEN OPTIONS (Premiums received $193,820,559)			$(201,641,068)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MSTR Option Income Strategy ETF
Schedule of Securities Sold Short
January 31, 2026 (Unaudited)

COMMON STOCKS - (0.0)%(a)	Shares	Value
Software - (0.0)% (a)
Strategy, Inc. - Class A	(500)	$(74,855)
TOTAL COMMON STOCKS (Proceeds $80,438)		(74,855)

TOTAL SECURITIES SOLD SHORT (Proceeds $80,438)		$(74,855)

Percentages are stated as a percent of net assets.

(a)	Represents less than (0.05)% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

YieldMax MSTR Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$144,340,040	$–	$144,340,040
Common Stocks	74,855	–	–	74,855
U.S. Treasury Bills	–	804,913,736	–	804,913,736
Money Market Funds	8,186,599	–	–	8,186,599
Total Investments	$8,261,454	$949,253,776	$–	$957,515,230

Liabilities:
Investments:
Written Options	$–	$(201,641,068)	$–	$(201,641,068)
Common Stocks	(74,855)	–	–	(74,855)
Total Investments	$(74,855)	$(201,641,068)	$–	$(201,715,923)

Refer to the Schedule of Investments and the Schedule of Securities Sold Short for further disaggregation of investment categories.